INCOME TAXES - EFFECTIVE TAX RATE RECONCILIATION (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Income before taxes (including all realized capital gains / (losses))	$ (32.5)
Dividends-received deduction	(4.0)
Interest maintenance reserve	0.0
IRS audit adjustment	0.5
Deferred gain on reinsurance	(13.7)
Incurred tax items in surplus	2.3
Other, provision to return	(0.4)
Total	(47.8)
21% Tax Effect
Income before taxes (including all realized capital gains / (losses))	(6.8)
Dividends-received deduction	(0.8)
Interest maintenance reserve	0.0
IRS audit adjustment	0.0
Deferred gain on reinsurance	(2.9)
Incurred tax items in surplus	0.5
Other, provision to return	(0.1)
Total	(10.1)
Federal income tax incurred	1.0
Change in net deferred income tax	$ (11.1)
Effective Tax Rate
Income before taxes (including all realized capital gains / (losses))	21.00%
Dividends-received deduction	2.57%
Interest maintenance reserve	0.00%
IRS audit adjustment	(0.31%)
Deferred gain on reinsurance	8.85%
Incurred tax items in surplus	(1.42%)
Other, provision to return	0.24%
Total	30.93%
Federal income tax incurred	(3.22%)
Change in net deferred income tax	34.15%